Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared per share (in Dollars per share)	$ 0.20	$ 0.05
Repurchase of shares	5,000	0	0
Treasury Stock [Member]
Shares of treasury stock sold	746	626	790
Repurchase of shares	5,000